Financial instruments and risk management Financial instruments and risk management - Summary of credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 10,381	$ 8,027
Trade and other financial receivables	3,286	2,938
Investments in equity accounted units	3,764	3,971
Derivative assets	665	366
Loans to equity accounted units	41	39
Total	17,459	14,383
Credit risk
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	10,381	8,027
Trade and other financial receivables	3,286	2,938
Investments in equity accounted units	2,899	2,839
Derivative assets	665	366
Loans to equity accounted units	41	39
Total	$ 17,272	$ 14,209